Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to Class A Common Stockholders for basic net loss per share	$ (12,697)	$ (28,082)	$ 0	$ (12,697)		$ 0	$ 0
Net loss attributable to Class A Common Stockholders for diluted net loss per share	$ (12,697)	$ (28,082)
Weighted-average shares for basic net loss per share (in shares)	214,794,000	214,940,000		214,794
Weighted-average shares for diluted net loss per share (in shares)	214,794,000	214,940,000
Basic loss per share of Class A Common Stock (in usd per share)	$ (0.06)	$ (0.13)		$ (0.06)	[1]
Diluted loss per share of Class A Common Stock (in usd per share)	$ (0.06)	$ (0.13)

[1]	Basic and diluted net loss per share of Class A Common Stock is applicable only for the period from December 6, 2021 through December 31, 2021, which is the period following the Reverse Recapitalization (as defined in Note 3, Reverse Recapitalization). See also Note 15, Net Loss Per Share.